Consolidated statement of financial position - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Lease right-of-use assets	€ 489	€ 0
Property and equipment	291	197
Goodwill	478	146
Intangible assets	58	28
Long term investments	1,497	1,646
Restricted cash and other non-current assets	69	65
Deferred tax assets	9	8
Non-current assets	2,891	2,090
Current assets
Trade and other receivables	402	400
Income tax receivable	4	2
Short term investments	692	915
Cash and cash equivalents	1,065	891
Other current assets	68	38
Current assets	2,231	2,246
Total assets	5,122	4,336
Equity
Share capital	0	0
Other paid in capital	4,192	3,801
Treasury shares	(370)	(77)
Other reserves	924	875
Accumulated deficit	(2,709)	(2,505)
Equity attributable to owners of the parent	2,037	2,094
Non-current liabilities
Lease liabilities	622	0
Accrued expenses and other liabilities	20	85
Provisions	2	6
Deferred tax liabilities	2	2
Non-current liabilities	646	93
Current liabilities
Trade and other payables	549	427
Income tax payable	9	7
Deferred revenue	319	258
Accrued expenses and other liabilities	1,438	1,076
Provisions	13	42
Derivative liabilities	111	339
Current liabilities	2,439	2,149
Total liabilities	3,085	2,242
Total equity and liabilities	€ 5,122	€ 4,336